Note 4 - Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	June 30, 2014	December 31, 2013
Land and leasehold improvements	$27,860	$29,946
Buildings and improvements	36,290	38,914
Machinery, equipment and fixtures	73,424	63,475
	137,574	132,335
Less: accumulated depreciation	(14,202)	(3,900)
	123,372	128,435
Construction in process	10,269	7,731
Property, plant and equipment, net	$133,641	$136,166

	December 31, 2013	December 31, 2012
	Successor	Predecessor
Land and leasehold improvements	$29,946	$22,370
Buildings and improvements	38,914	63,979
Machinery, equipment and fixtures	63,475	98,401
	132,335	184,750
Less: accumulated depreciation	(3,900)	(89,118)
	128,435	95,632
Construction in process	7,731	4,759
Property, plant and equipment, net	$136,166	$100,391